Filed electronically with the Securities and Exchange Commission on June 17, 2011

File No. 002-21789
File No. 811-01236

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No. __	|__|
Post-Effective Amendment No. 86	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 86	|X|

DWS MARKET TRUST (formerly DWS BALANCED FUND)
(Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
 (Address of Principal Executive Offices)   (Zip Code)

Registrant's Telephone Number, including Area Code: 617-295-1000

John Millette, Secretary
DWS Market Trust
One Beacon Street, Boston, MA 02108
(Name and Address of Agent for Service)

Copy to:
David A. Sturms, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
| __|	On ____________pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On ____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On __________________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Alternative Asset Allocation Plus Fund - Class R

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of June 2011.

  DWS MARKET TRUST

By: /s/W. Douglas Beck
W. Douglas Beck*

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	June 7, 2011

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	June 7, 2011

/s/John W. Ballantine
John W. Ballantine*	Trustee	June 7, 2011

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	June 7, 2011

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	June 7, 2011

/s/Keith R. Fox
Keith R. Fox*	Trustee	June 7, 2011

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Trustee	June 7, 2011

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Trustee	June 7, 2011

/s/Richard J. Herring
Richard J. Herring*	Trustee	June 7, 2011

/s/William McClayton
William McClayton*	Trustee	June 7, 2011

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	June 7, 2011

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	June 7, 2011

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	June 7, 2011

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Trustee	June 7, 2011

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney as filed herein and that are incorporated herein by reference to Post Effective Amendment No. 73 to the Registration Statement filed on December 31, 2008.

Cash Account Trust
Cash Management Portfolio
Cash Reserve Fund, Inc.
DWS Equity 500 Index Portfolio
DWS Equity Trust
DWS Global High Income Fund, Inc.
DWS Global/International Fund, Inc.
DWS High Income Opportunities Fund, Inc.
DWS High Income Trust
DWS Income Trust
DWS Institutional Funds
DWS International Fund, Inc.
DWS Investment Trust
DWS Investments VIT Funds
DWS Market Trust
DWS Money Funds
DWS Money Market Trust
DWS Multi-Market Income Trust
DWS Municipal Income Trust
DWS Municipal Trust
DWS Portfolio Trust
DWS RREEF Real Estate Fund, Inc.
DWS RREEF Real Estate Fund II, Inc.
DWS Securities Trust
DWS State Tax-Free Income Series
DWS State Tax-Free Trust
DWS Strategic Income Trust
DWS Strategic Municipal Income Trust
DWS Target Date Series
DWS Target Fund
DWS Tax Free Trust
DWS Value Equity Trust
DWS Value Series, Inc.
DWS Variable Series I
DWS Variable Series II
Investors Cash Trust
Tax-Exempt California Money Market Fund

(each a “Fund”)

Power of Attorney

KNOW ALL PERSONS BY THESE PRESENTS, that the following person, whose signature appears below, does hereby constitute and appoint John Millette, Thomas Connors and Caroline Pearson, and each of them, severally, with full powers of substitution, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to enable the Fund to comply with the Securities Act of 1933, as amended (the “1933 Act”) and/or the Investment Company Act of 1940, as amended (the “1940 Act”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the Fund’s Registration Statement pursuant to the 1933 Act and/or the 1940 Act, together with any and all pre- and post-effective amendments thereto, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as President of the Fund such Registration Statement and any and all such pre- and post-effective amendments filed with the Securities and Exchange Commission under the 1933 Act and/or the 1940 Act, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that each said attorney-in-fact and agent, or may substitute or substitutes therefor, shall lawfully do or cause to be done by virtue hereof.

SIGNATURE	TITLE	DATE
/s/W. Douglas Beck W. Douglas Beck	President	June 1, 2011

DWS FUNDS BOARD

CERTIFICATE OF THE SECRETARY

I, John Millette, do hereby certify as follows:

1.	That I am the duly elected Secretary of the Funds listed on the attached Appendix A, (each a “Fund,” and each Fund’s underlying portfolios, if applicable, a “Series”);

2.
I further certify that the following is a complete and correct copy of resolutions adopted by the members of the Board of Directors/Trustees of the Funds at meetings duly called, convened and held on May 17, 2011, at which a quorum was present and acting throughout, and that such resolutions have not been amended and are in full force and effect:

WHEREAS, the President of the Fund, Douglas Beck, desires to execute a Power of Attorney and thereby delegate legal authority to the below-designated individuals to sign Registration Statements, including any amendments, on his behalf:

NOW THEREFORE BE IT:

RESOLVED, that the following individuals be, and they hereby are, and each of them hereby is, given a Power of Attorney in substantially the form presented to this meeting, with such changes as the officers, with the advice of counsel, shall recommend, to sign the Fund’s Registration Statements, including any amendments:

Thomas Connors
John Millette
Caroline Pearson; and

FURTHER RESOLVED, that any Registration Statement signed pursuant to such Power of Attorney shall comply with Rule 483 (b) of the Securities Act of 1933 as amended, including, but not limited to the inclusion of: (1) a copy of the authorizing Power of Attorney; and (2) a certified copy of the resolutions of the Board authorizing such delegation as Exhibits thereto.

IN WITNESS WHEREOF, I hereunto set my hand this twenty-fourth day of May, 2011.

                                                                                           /s/John Millette
                    John Millette
                   Secretary

APPENDIX A
CASH ACCOUNT TRUST, and its series:
Government & Agency Securities Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

CASH MANAGEMENT PORTFOLIO

CASH RESERVE FUND, INC., and its series:
Prime Series

DWS EQUITY 500 INDEX PORTFOLIO

DWS EQUITY TRUST, and its series:
DWS Disciplined Market Neutral Fund
DWS Select Alternative Allocation Fund

DWS GLOBAL HIGH INCOME FUND, INC.

DWS GLOBAL/INTERNATIONAL FUND, INC., and its series:
DWS Enhanced Emerging Markets Fixed Income Fund
DWS Enhanced Global Bond Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS RREEF Global Infrastructure Fund

DWS HIGH INCOME OPPORTUNITIES FUND, INC.

DWS HIGH INCOME TRUST

DWS INCOME TRUST, and its series:
DWS Core Fixed Income Fund
DWS Global Inflation Plus Fund
DWS GNMA Fund
DWS High Income Fund

DWS High Income Plus Fund
DWS Short Duration Plus Fund

DWS Strategic Government Securities Fund
DWS Strategic Income Fund

DWS Ultra-Short Duration Fund

DWS INSTITUTIONAL FUNDS, and its series:
Daily Assets Fund Institutional
DWS EAFE Equity Index Fund
DWS Equity 500 Index Fund
DWS S&P 500 Index Fund
DWS U.S. Bond Index Fund

DWS INTERNATIONAL FUND, INC. , and its series:
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Emerging Markets Equity Fund
DWS International Fund
DWS Latin America Equity Fund
DWS World Dividend Fund

DWS INVESTMENT TRUST, and its series:
DWS Blue Chip Fund
DWS Capital Growth Fund
DWS Growth & Income Fund
DWS Large Cap Focus Growth Fund
DWS Mid Cap Growth Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund

DWS INVESTMENTS VIT FUNDS, and its series:
DWS Equity 500 Index VIP
DWS Small Cap Index VIP

DWS MARKET TRUST, and its series:
DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Lifecycle Long Range Fund

DWS MONEY FUNDS, and its series:
DWS Money Market Prime Series

DWS MONEY MARKET TRUST, and its series
Cash Management Fund
Cash Reserve Fund Institutional
DWS Money Market Series
NY Tax Free Money Fund
Tax Free Money Fund Investment

DWS MULTI-MARKET INCOME TRUST

DWS MUNICIPAL INCOME TRUST

DWS MUNICIPAL TRUST, and its series:
DWS Managed Municipal Bond Fund
DWS Short-Term Municipal Bond Fund
DWS Strategic High Yield Tax-Free Fund

DWS PORTFOLIO TRUST, and its series:
DWS Core Plus Income Fund
DWS Floating Rate Plus Fund

DWS RREEF REAL ESTATE FUND, INC.

DWS RREEF REAL ESTATE FUND II, INC.

DWS SECURITIES TRUST, and its series:
DWS Climate Change Fund
DWS Communications Fund
DWS Enhanced Commodity Strategy Fund
DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS Technology Fund

DWS STATE TAX FREE TRUST, and its series:
DWS Massachusetts Tax-Free Fund

DWS STATE TAX-FREE INCOME SERIES, and its series:
DWS California Tax-Free Income Fund
DWS New York Tax-Free Income Fund

DWS STRATEGIC INCOME TRUST

DWS STRATEGIC MUNICIPAL INCOME TRUST

DWS TARGET DATE SERIES, and its series:
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund

DWS TARGET FUND, and its series:
DWS Target 2011 Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund

DWS TAX FREE TRUST, and its series
DWS Intermediate Tax/AMT Free Fund
DWS VALUE EQUITY TRUST, and its series:
DWS S&P 500 Plus Fund

DWS VALUE SERIES, INC. and its series:
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS Large Cap Value Fund
DWS Strategic Value Fund

DWS VARIABLE SERIES I, and its series
DWS Bond VIP
DWS Capital Growth VIP
DWS Global Small Cap Growth VIP
DWS Growth & Income VIP
DWS International VIP

DWS VARIABLE SERIES II, and its series
DWS Alternative Asset Allocation Plus VIP
DWS Balanced VIP
DWS Blue Chip VIP
DWS Core Fixed Income VIP
DWS Diversified International Equity VIP
DWS Dreman Small Mid Cap Value VIP
DWS Global Thematic VIP
DWS Government & Agency Securities VIP
DWS High Income VIP
DWS Large Cap Value VIP
DWS Money Market VIP
DWS Small Mid Cap Growth VIP

DWS Strategic Income VIP

INVESTORS CASH TRUST, and its series:
Central Cash Management Fund
DWS Variable NAV Money Fund
Treasury Portfolio

TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase